Leases (Amounts Recognized in Consolidated Statements of Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating leases:
Operating Lease expense	$ 15	$ 11
Finance leases:
Variable costs for power generation finance leases	115	112
Amortization of right-of-use asset	4	0
Interest on finance lease liability	3	0
Total finance lease liabilities	$ 122	$ 112